Receivables from Customers and Broker-Dealers and Clearing Organization, Net (Details) - Schedule of Allowance for Expected Credit Losses for Receivables From Customers and Broker-Dealers and Clearing Organizations - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Allowance for Expected Credit Losses for Receivables From Customers and Broker-Dealers and Clearing Organizations [Abstract]
Beginning balance	$ 590	$ 223
Additions		444
Reversal	(2)
Write-offs		(77)
Ending balance	$ 588	$ 590